Financial Income (Expense), Net - Schedule of Financial Income (Expense), Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Income (Expense), Net [Abstract]
Fair value revaluation of warrant liability	$ 5,218	$ (211)
Fair value revaluation in convertible notes		(25)
Fair value revaluation of investment in shares		(8)
Interest income from short term deposits	100
Exchange rate differences	130	5
Finance expenses	(3,139)
Bank fees	(1)	(2)
Financial income (expense), net	$ 2,308	$ (241)